Long-term interest bearing debt and interest expenses - Schedule of Debt Facilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 2,744.4	$ 2,447.9
Less: current portion	(218.1)	(166.7)
Long-term portion of interest bearing debt	2,526.3	2,281.2
Line of Credit
Debt Instrument [Line Items]
Long-term debt	1,818.0	1,503.4
Loans Payable
Debt Instrument [Line Items]
Long-term debt	801.4	744.5
Credit Facility US$2,000 | Line of Credit
Debt Instrument [Line Items]
Long-term debt	1,366.7	1,503.4
US $475 Million Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term debt	451.3	0
NOK1,500 Million Floating Interest Rate Bond | Loans Payable
Debt Instrument [Line Items]
Long-term debt	201.4	244.5
US $600 Million Unsecured Bond | Loans Payable
Debt Instrument [Line Items]
Long-term debt	600.0	0
US $500 Million Fixed Interest Bond | Loans Payable
Debt Instrument [Line Items]
Long-term debt	0	500.0
US $85 Million Unsecured Revolving Shareholder Loan | Line of Credit
Debt Instrument [Line Items]
Related party debt	0	5.0
US $195 Million Loan | Loans Payable
Debt Instrument [Line Items]
Related party debt	$ 125.0	$ 195.0